Supplemental Cash Flow Information	12 Months Ended
Aug. 31, 2020
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information [Text Block]

19.  Supplemental Cash Flow Information

Non-cash financing and investing transactions not reflected in the Consolidated Statements of Cash Flows for the years ended August 31, 2020, August 31, 2019 and August 31, 2018 are as follows:

	August 31, 2020	August 31, 2019	August 31, 2018

Share based compensation capitalized as property, plant and equipment (note 14d)	$297	$4,484	$1,825
Share based compensation capitalized as exploration and evaluation assets (note 14d)	6,768	13,894	25,129
Depreciation expense capitalized as property, plant and equipment	—	23,383	37,513
Depreciation expense capitalized as exploration and evaluation assets	7,829	9,342	8,867
Property, plant and equipment acquired under lease arrangement	1,045,810	—	—
	$1,060,704	$51,103	$73,334